Related Party Transactions (Tables) - CIK0001853021 Metals Acquisition Corp	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions
Summary of quantitative information regarding Level 3 fair value measurements

December 31,
2021
Share price	$9.69
Strike price	$11.50
Term (in years)	5.50
Volatility	10.7%
Risk-free rate	1.30%
Dividend yield	0%

Convertible promissory note
Related Party Transactions
Summary of quantitative information regarding Level 3 fair value measurements

	May 24, 2022	May 6, 2022
	Conversion	Borrowing
	(Final	(Initial
	Measurement)	Measurement)
Underlying warrant value	$0.60	$0.80
Exercise price	$1.50	$1.50
Holding period	0.35	0.40
Risk-free rate%	1.25%	1.18%
Volatility%	59.57%	55.35%

	May 24, 2022	May 6, 2022
	Conversion	Borrowing
	(Final	(Initial
	Measurement)	Measurement)
Underlying warrant value	$0.60	$0.80
Exercise price	$1.50	$1.50
Holding period	0.35	0.40
Risk-free rate%	1.25%	1.18%
Volatility%	59.57%	55.35%